RESTRICTED CASH (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure Restricted Cash [Abstract]
Operations	$ 87	$ 119
Credit obligations	69	60
Capital expenditures and development projects	17	2
Total	173	181
Less: non-current	(19)	(45)
Current	$ 154	$ 136